Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39164
Entity Registrant Name	Indonesia Energy Corporation Limited
Entity Central Index Key	0001757840
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	GIESMART PLAZA
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	Jl. Raya Pasar Minggu No. 17A
Entity Address, City or Town	Jakarta
Entity Address, Country	ID
Entity Address, Postal Zip Code	12780
Title of 12(b) Security	Ordinary shares, $0.00267 par value per share
Trading Symbol	INDO
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	7,447,955
Auditor Firm ID	5395
Auditor Name	Marcum Bernstein & Pinchuk
Auditor Location	New York, NY
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	GIESMART PLAZA
Entity Address, City or Town	Jakarta
Entity Address, Country	ID
Entity Address, Postal Zip Code	12780
City Area Code	+62
Local Phone Number	21 576 8888
Contact Personnel Name	James J. Huang
Contact Personnel Email Address	james.huang@indo-energy.com